Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Life and health premiums, net		$ (1,175)	$ 127	$ 139
Contract charges		18	24	46
Net investment income		366	278	176
Debt Securities, Net realized investment gains		117
Other Income		5,336		293
Total revenues		4,662	429	654
Benefits and expenses
Life and health insurance claims and benefits, net		(1,204)	112	179
Interest credited to policyholder account balances		4	8	9
Operating and other expenses	[1]	1,633	137	86
Total benefits and expenses		433	257	274
Income (loss) before income taxes		4,229	172	380
Income tax expense (benefit)		1,449	11	249
Net Income (Loss)		2,780	161	131
Change in unrealized gains (losses), net of tax (benefit)		(447)	(47)	(154)
Other Comprehensive Income (Loss)		(447)	(47)	(154)
Total Comprehensive Income (Loss)		2,333	114	(23)
Reinsurance recoverable from affiliate		24,628	25,199	25,525
Assets on deposit		947,595	349,937	89,313
Claim and policy benefit reserves - life and health		21,537	22,368	23,196
Policyholder account balances		951,068	353,549	93,047
Life and Health
Revenues
Life and health premiums, net		(1,175)	127	139
Contract charges		18	24	46
Net investment income		366	278	176
Debt Securities, Net realized investment gains		117
Other Income		5,336		293
Total revenues		4,662	429	654
Benefits and expenses
Life and health insurance claims and benefits, net		(1,204)	112	179
Interest credited to policyholder account balances		4	8	9
Operating and other expenses		1,633	137	86
Total benefits and expenses		433	257	274
Income (loss) before income taxes		4,229	172	380
Income tax expense (benefit)		1,449	11	249
Net Income (Loss)		2,780	161	131
Change in unrealized gains (losses), net of tax (benefit)		(447)	(47)	(154)
Other Comprehensive Income (Loss)		(447)	(47)	(154)
Total Comprehensive Income (Loss)		2,333	114	(23)
Reinsurance recoverable from affiliate		24,628	25,199	25,525
Claim and policy benefit reserves - life and health		21,077	22,035	23,196
Policyholder account balances		3,473	3,612	3,734
Annuities
Benefits and expenses
Assets on deposit		947,595	349,937	89,313
Claim and policy benefit reserves - life and health		460	333
Policyholder account balances		$ 947,595	$ 349,937	$ 89,313

[1]	Note 6.